Property, Plant and Equipment, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Land	$ 3,724	$ 3,724
Building	70,880	82,017
Computer equipment and software	500,135	506,322
Office furniture and fixtures	50,600	107,507
Laboratory equipment	59,946	29,210
Leasehold improvements	65,167	70,123
Motor vehicles	41	65
Property, plant and equipment, gross	750,493	798,968
Less accumulated depreciation and asset write offs	(400,173)	(462,524)
Property, plant and equipment (net)	350,320	336,444
Depreciation expense	$ 106,426	$ 75,484